NYSE Euronext

11008759

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

December 23, 2011

Received SEC
DEC 23 2011
Washington, DC 20549

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-08604

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TEAM, INC., Common Stock, par value $0.30 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2011. Tentative listing date – January 3, 2012.

Sincerely,